Lease Commitments, Rent Expense, and Contingent Liabilities Sales Recourse Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of period	$ 24	$ 5	$ 5
Recourse losses	(2)	0	0
Provision for recourse obligations, net of recoveries	(7)	19	0
Balance at end of period	$ 15	$ 24	$ 5